DEFERRED CHARGES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Deferred charges [Line Items]
Deferred finance costs fully amortised		$ 5,000
loan arrangement fees	$ 500
Deferred Finance Costs, Gross	4,580	11,328
Accumulated amortization	(1,394)	(6,565)
Total	$ 3,186	$ 4,763
Long-term Debt [Member]
Deferred charges [Line Items]
Total US Dollar floating rate and fixed rate debt			$ 60,600